DEPRECIATION AND AMORTIZATION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Depreciation And Amortization
Amortization expenses	R$ (3,806,020)	R$ (3,463,989)	R$ (2,829,915)
Depreciation expenses	(2,565,076)	(2,561,255)	(2,476,527)
Total	R$ (6,371,096)	R$ (6,025,244)	R$ (5,306,442)